Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balances	$ 74,299
Balances	79,612	$ 74,299
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	181,477	173,607
Balances	178,396
Adjustment on initial application of IAS 29			$ 4,939
Adjusted balances			178,546
Acquisitions	17,117	11,139
Disposals	(326)	(1,294)
Transfer from intangible	27	121
Transfer to intangible	(1,736)
Translation differences and inflation adjustment	(2,059)	(7,035)
Balances		181,477	173,607
Balances	191,419	178,396
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(107,178)	(99,124)
Balances	(104,097)
Adjustment on initial application of IAS 29			3,684
Adjusted balances			102,808
Depreciation of the year	9,830	9,504
Disposals	245	1,237
Transfer to intangible	(624)
Translation differences and inflation adjustment	(1,251)	(3,897)
Balances		(107,178)	(99,124)
Balances	(111,807)	(104,097)
Land building and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balances	40,167
Balances	39,767	40,167
Land building and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	53,373	54,655
Balances	50,886
Adjustment on initial application of IAS 29			1,358
Adjusted balances			56,013
Acquisitions	571	289
Disposals	0	0
Transfer	2,231
Transfer from intangible	0	(298)
Transfer to intangible	(969)
Translation differences and inflation adjustment	(826)	(2,631)
Balances		53,373	54,655
Balances	51,893	50,886
Land building and improvements | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(13,206)	(12,434)
Balances	(11,543)
Adjustment on initial application of IAS 29			568
Adjusted balances			13,002
Depreciation of the year	810	925
Disposals	0	0
Transfer to intangible	0
Translation differences and inflation adjustment	(227)	(721)
Balances		(13,206)	(12,434)
Balances	(12,126)	(11,543)
Plant and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balances	12,638
Balances	15,179	12,638
Plant and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	57,229	54,389
Balances	57,459
Adjustment on initial application of IAS 29			0
Adjusted balances			54,389
Acquisitions	5,996	4,551
Disposals	0	0
Transfer	20
Transfer from intangible	2	278
Transfer to intangible	(394)
Translation differences and inflation adjustment	(788)	(1,989)
Balances		57,229	54,389
Balances	62,295	57,459
Plant and production equipment | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(44,591)	(42,376)
Balances	(44,517)
Adjustment on initial application of IAS 29			0
Adjusted balances			42,376
Depreciation of the year	3,605	3,852
Disposals	0	0
Transfer to intangible	(335)
Translation differences and inflation adjustment	(671)	(1,637)
Balances		(44,591)	(42,376)
Balances	(47,116)	(44,517)
Vehicles furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Balances	14,914
Balances	16,412	14,914
Vehicles furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	46,719	40,479
Balances	46,715
Adjustment on initial application of IAS 29			3,444
Adjusted balances			43,923
Acquisitions	5,135	4,263
Disposals	(246)	(520)
Transfer from intangible	25	172
Transfer to intangible	(373)
Translation differences and inflation adjustment	22	(1,119)
Balances		46,719	40,479
Balances	51,278	46,715
Vehicles furniture and fixtures | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(31,805)	(26,227)
Balances	(31,300)
Adjustment on initial application of IAS 29			3,030
Adjusted balances			29,257
Depreciation of the year	4,110	3,607
Disposals	245	464
Transfer to intangible	(289)
Translation differences and inflation adjustment	(10)	(595)
Balances		(31,805)	(26,227)
Balances	(34,866)	(31,300)
Works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balances	1,725
Balances	2,823	1,725
Works in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	1,725	1,467
Balances	1,666
Adjustment on initial application of IAS 29			48
Adjusted balances			1,515
Acquisitions	3,537	900
Disposals	(80)	0
Transfer	(2,259)
Transfer from intangible	0	(584)
Transfer to intangible	0
Translation differences and inflation adjustment	(41)	(106)
Balances		1,725	1,467
Balances	2,823	1,666
Works in progress | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	0	0
Balances	0
Adjustment on initial application of IAS 29			0
Adjusted balances			0
Depreciation of the year	0	0
Disposals	0	0
Transfer to intangible	0
Translation differences and inflation adjustment	0	0
Balances		0	0
Balances	0	0
Others
Disclosure of detailed information about property, plant and equipment [line items]
Balances	4,855
Balances	5,431	4,855
Others | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balances	22,431	22,617
Balances	21,670
Adjustment on initial application of IAS 29			89
Adjusted balances			22,706
Acquisitions	1,878	1,136
Disposals	0	(774)
Transfer	8
Transfer from intangible	0	553
Transfer to intangible	0
Translation differences and inflation adjustment	(426)	(1,190)
Balances		22,431	22,617
Balances	23,130	21,670
Others | Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balances	(17,576)	(18,087)
Balances	(16,737)
Adjustment on initial application of IAS 29			86
Adjusted balances			18,173
Depreciation of the year	1,305	1,120
Disposals	0	773
Transfer to intangible	0
Translation differences and inflation adjustment	(343)	(944)
Balances		(17,576)	$ (18,087)
Balances	$ (17,699)	$ (16,737)